Shareholders’ Equity (Details)				12 Months Ended
		Apr. 16, 2024 USD ($)	Dec. 18, 2023 $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized				1,000,000,000,000			1,000,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005			$ 0.00000005	$ 0.00000005
Ordinary share, shares issued				60,000,000			60,000,000
Convertible shares			1
Authorized share capital changed to dividend (in Dollars) | $		$ 50,000					$ 50,000
Dividend distributions (in Dollars) | $						$ 13,960,000
Cash (in Dollars) | $						10,700,000
Reduction amount (in Dollars) | $						$ 3,260,000
Declared constructive dividend				$ 1,088,580	$ 138,674
Subsequent Event [Member]
Shareholders’ Equity [Line Item]
Share split ratio		1-to-2,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized	[1]			900,000,000,000			900,000,000,000
Redesignated share			20,000
Ordinary share, par value (in Dollars per share) | (per share)	[1]			$ 0.00000005			$ 0.00000005	0.00000005
Ordinary share, shares issued	[1]			40,000,000			40,000,000
Voting shares			one
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized	[1]			100,000,000,000			100,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)	[1]			$ 0.00000005			$ 0.00000005	$ 0.00000005
Ordinary share, allotted			10,000
Ordinary share, shares issued	[1]			20,000,000			20,000,000
Voting shares			fifteen
Common Stock [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized							500,000,000
Ordinary share, par value (in Dollars per share) | $ / shares							$ 0.0001
Redesignated share			20,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.0001
Common Stock [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary share, shares issued			10,000

[1]	Retrospectively restated for effect of share recapitalization (Note 1).